Specific Items - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
BT Pension Scheme [Member]
Disclosure Of Specific Items [Line Items]
Restructuring charges	£ 23
Specific Items [Member]
Disclosure Of Specific Items [Line Items]
Restructuring charges	386	£ 241	£ 0
Integration costs		(46)	(215)
Regulatory matters effect	27	49	479
Regulatory matters revenue	31
Specific operating costs	4
Pension equalisation costs	26
Property rationalisation costs	36	28
Italian business investigation	(55)	22	238
Interest expense on retirement benefit obligation	139	218	209
Deferred tax credit specific item recognised	£ 112	87	154
EE acquisition warranty claim		225
Restructuring and Leaver Costs
Disclosure Of Specific Items [Line Items]
Integration costs		£ 46	215
Amortisation Charge Relating To Write off of IT Assets
Disclosure Of Specific Items [Line Items]
Integration costs			£ 62